Other Liabilities - Summary of Reinsurance Premiums Ceded (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2018	Oct. 31, 2017	Oct. 31, 2016
Disclosure of net, gross and reinsurer's share for amounts arising from insurance contracts [line items]
Net premiums	$ 1,828	$ 1,593	$ 1,290
Direct premium income [member]
Disclosure of net, gross and reinsurer's share for amounts arising from insurance contracts [line items]
Net premiums	1,976	1,750	1,561
Ceded premiums [member]
Disclosure of net, gross and reinsurer's share for amounts arising from insurance contracts [line items]
Net premiums	$ (148)	$ (157)	$ (271)